Long-term Debt (Narrative III)) (Details)											12 Months Ended
	Jul. 06, 2023 USD ($)	Jun. 29, 2023 USD ($)	Jun. 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Mar. 14, 2023 USD ($)	Aug. 22, 2022 USD ($)	May 20, 2021 USD ($)	May 22, 2020 USD ($)	Mar. 14, 2019 USD ($)	Jan. 04, 2017 USD ($)	Dec. 31, 2023 USD ($) Installments Item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 12, 2023 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt (Note 8)											$ (748,000)	$ (435,000)	$ (980,000)
Loss from interest rate swap											(439,000)	0	$ 0
Fair value of derivatives											129,000	0
Fair value of derivatives											$ 568,000	$ 0
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 52,885,000
Repayment of secured loan agreement			$ 68,677,000
Loss on extinguishment of debt (Note 8)		$ (237,000)
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 800,000
Debt Instrument, Balloon Payment											$ 9,000,000
Debt Instrument, Maturity Date											Jun. 28, 2024
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | First Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.25%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 994,000
Debt Instrument, Balloon Payment											$ 13,391,000
Debt Instrument, Maturity Date											Jun. 28, 2024
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.40%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 91,000,000
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 1,980,000
Debt Instrument, Balloon Payment											$ 13,553,000
Debt Instrument, Maturity Date											May 20, 2026
Repayment of secured loan agreement						$ 30,791,000
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Second Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.15%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member] | Third Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Maximum annual increase (decrease) to basis rate						10.00%
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt										$ 57,240,000
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 954,000
Debt Instrument, Maturity Date											Jan. 04, 2032
Export-Import Bank of China [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.45%
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt									$ 19,000,000
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 477,300
Debt Instrument, Balloon Payment											$ 9,454,000
Debt Instrument, Maturity Date											Mar. 14, 2024
Repayment of secured loan agreement					$ 11,841,000
Loss on extinguishment of debt (Note 8)					$ (25,000)
DNB Bank ASA [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									2.40%
DNB Bank ASA [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | Item											26
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 3,846,000
Debt Instrument, Maturity Date											Dec. 27, 2029
Notional amount	$ 30,000,000
Notional amount, percent of loan	30.00%
Quarterly amortization amount	$ 1,154,000
Fixed interest rate related to the interest rate derivative	4.268%
Interest rate swap, fair value											$ 439,000
Loss from interest rate swap											$ (439,000)
Loan amount			$ 100,000,000
DNB Bank ASA [Member] | Secured Debt [Member] | Second Agreement [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.20%
Danish Ship Finance A/S
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 100,000,000
Debt Instrument, Number of installments | Installments											20
Debt Instrument, Frequency of Periodic Payments											quarterly
Debt Instrument, Periodic Payment, Principal											$ 3,301,000
Debt Instrument, Balloon Payment											$ 33,972,000
Loan amount														$ 100,000,000
Danish Ship Finance A/S | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage											2.20%